MET INVESTORS SERIES TRUST

                      Goldman Sachs Mid Cap Value Portfolio

                        SUPPLEMENT DATED JULY 11, 2008 TO
                         PROSPECTUS DATED APRIL 28, 2008

     This Supplement is made as of July 11, 2008 to the Prospectus of Met Investors Series Trust (the "Trust") dated April 28, 2008.

     Effective immediately, the information appearing in the "Management--The Advisers" section of the Prospectus regarding the portfolio managers to the Goldman Sachs Mid Cap Value Portfolio (the "Portfolio") is revised in its entirety with the following:

o The Portfolio is managed by a team of investment professionals. Eileen Rominger, Andrew Braun and Sean Gallagher serve as Co-Chief Investment Officers. Dolores Bamford, CFA, is Lead Portfolio Manager to the Portfolio.

o    Ms. Rominger is a Managing Director,   Co-Chief Investment  Officer--Value
     Equity and   Co-Chief  Investment  Officer--Global  Equity.  Ms.  Rominger
     joined Goldman Sachs in 1999.

o Mr. Braun is a Managing Director and Co-Chief Investment Officer--Value Equity. Mr. Braun joined Goldman Sachs in 1993.

o Mr. Gallagher is a Managing Director and Co-Chief Investment Officer--Value Equity. Mr. Gallagher joined Goldman Sachs in 2000.

o Ms. Bamford, Lead Portfolio Manager to the Portfolio, is a Managing Director and Portfolio Manager--Value Equity. Ms. Bamford joined Goldman Sachs in 2002.

     Scott Carroll will become a Co-Lead Portfolio Manager to the Portfolio effective August 1, 2008. Effective as of August 1, 2008, the information appearing in the "Management--The Advisers" section of the Prospectus regarding the portfolio managers to the Portfolio is revised in its entirety with the following:

o The Portfolio is managed by a team of investment professionals. Eileen Rominger, Andrew Braun and Sean Gallagher serve as Co-Chief Investment Officers. Dolores Bamford, CFA, and Scott Carroll, CFA, are Co-Lead Portfolio Managers to the Portfolio.

o Ms. Rominger is a Managing Director, Co-Chief Investment Officer--Value Equity and Co-Chief Investment Officer--Global Equity. Ms. Rominger joined Goldman Sachs in 1999.

o Mr. Braun is a Managing Director and Co-Chief Investment Officer--Value Equity. Mr. Braun joined Goldman Sachs in 1993.

o Mr. Gallagher is a Managing Director and Co-Chief Investment Officer--Value Equity. Mr. Gallagher joined Goldman Sachs in 2000.

o Ms. Bamford, Co-Lead Portfolio Manager to the Portfolio, is a Managing Director and Portfolio Manager--Value Equity. Ms. Bamford joined Goldman Sachs in 2002.

o Mr. Carroll, Co-Lead Portfolio Manager to the Portfolio, is a Vice President and Portfolio Manager -- Value Equity. Mr. Carroll joined Goldman Sachs in 2002.